Short-Term Bank Loans - Summary of Short-Term Bank Loans (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of detailed information about borrowings [Line Items]
Short term borrowings	¥ 740	$ 113	¥ 5,564
Short-term bank loans [member]
Disclosure of detailed information about borrowings [Line Items]
Short term borrowings	¥ 740		¥ 5,564